S000012074 [Member] Investment Objectives and Goals - S000012074 [Member]	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary of the Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Columbia International Dividend Income Fund (the Fund) seeks total return, consisting of current income and capital appreciation.